Schedule of Investments
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.35%
Australia–2.00%
Aristocrat Leisure Ltd.	326,339	$15,107,356
Brambles Ltd.	535,256	8,782,292
		23,889,648
Belgium–1.09%
Anheuser-Busch InBev S.A./N.V.	218,547	13,064,015
Brazil–1.85%
MercadoLibre, Inc.(a)	3,746	8,754,177
TOTVS S.A.	1,536,846	13,262,687
		22,016,864
Canada–6.55%
Alimentation Couche-Tard, Inc.	131,331	7,006,774
Bank of Montreal	77,666	10,120,521
Bombardier, Inc., Class B(a)	60,297	8,449,899
Canadian Pacific Kansas City Ltd.	90,457	6,736,989
Celestica, Inc.(a)	20,108	4,948,183
RB Global, Inc.	239,591	25,950,957
Royal Bank of Canada	101,054	14,894,156
		78,107,479
China–9.00%
Airtac International Group	369,000	9,165,206
Alibaba Group Holding Ltd.	423,700	9,637,032
Full Truck Alliance Co. Ltd., ADR	1,164,458	15,103,020
Kanzhun Ltd., ADR(a)	540,297	12,621,338
Meituan, B Shares(a)(b)	220,500	2,945,607
Shenzhen Inovance Technology Co. Ltd., A Shares	1,360,100	16,068,444
Tencent Holdings Ltd.	187,100	15,942,715
Trip.com Group Ltd.	245,350	18,606,741
Wuliangye Yibin Co. Ltd., A Shares	427,641	7,312,173
		107,402,276
Denmark–0.66%
Novo Nordisk A/S, Class B	141,657	7,887,692
France–11.55%
Air Liquide S.A.	103,566	21,578,668
Airbus SE	68,191	15,924,365
BNP Paribas S.A.	156,751	14,336,887
Cie de Saint-Gobain S.A.	102,733	11,131,285
Legrand S.A.	149,130	24,779,614
LVMH Moet Hennessy Louis Vuitton SE	16,461	10,129,793
Publicis Groupe S.A.	44,900	4,320,877
Schneider Electric SE	69,808	19,649,017
STMicroelectronics N.V.	213,168	6,025,180
TotalEnergies SE	162,099	9,873,226
		137,748,912
Germany–4.40%
Allianz SE	43,531	18,314,662
Deutsche Boerse AG	43,962	11,772,630
Deutsche Telekom AG	338,745	11,540,860
Shares		Value
Germany–(continued)
Heidelberg Materials AG	48,228	$10,901,736
		52,529,888
Hong Kong–3.24%
AIA Group Ltd.	1,773,800	17,000,033
Techtronic Industries Co. Ltd.	1,698,000	21,705,917
		38,705,950
India–3.76%
HDFC Bank Ltd., ADR	622,342	21,259,203
Reliance Industries Ltd.	1,040,178	15,976,928
SBI Life Insurance Co. Ltd.(b)	378,898	7,645,412
		44,881,543
Indonesia–1.25%
PT Bank Central Asia Tbk, ADR	1,300,506	14,877,789
Ireland–0.81%
Flutter Entertainment PLC(a)	38,213	9,706,102
Israel–0.65%
Teva Pharmaceutical Industries Ltd., ADR(a)	381,862	7,713,612
Italy–2.17%
FinecoBank Banca Fineco S.p.A.	1,195,167	25,939,489
Japan–10.81%
Asahi Group Holdings Ltd.	898,000	10,766,056
FANUC Corp.	192,900	5,543,358
Hoya Corp.	143,200	19,800,300
Keyence Corp.	57,800	21,534,003
M3, Inc.	525,400	8,505,335
Recruit Holdings Co. Ltd.	265,400	14,268,921
Shimano, Inc.	57,000	6,370,235
SMC Corp.	27,800	8,592,759
Sony Financial Group, Inc.(a)	738,700	819,196
Sony Group Corp.	738,700	21,235,189
Tokyo Electron Ltd.	64,800	11,486,899
		128,922,251
Mexico–0.74%
Wal-Mart de Mexico S.A.B. de C.V., Series V	2,864,575	8,848,609
Netherlands–2.27%
ASM International N.V.	17,482	10,544,265
ASML Holding N.V.	9,011	8,787,409
Heineken N.V.	99,066	7,757,765
		27,089,439
Singapore–1.05%
United Overseas Bank Ltd.	466,566	12,529,835
South Korea–2.18%
KB Financial Group, Inc.	185,197	15,285,391
Samsung Electronics Co. Ltd.	178,208	10,683,624
		25,969,015
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
Spain–0.89%
Bankinter S.A.	669,498	$10,583,642
Sweden–4.00%
Investor AB, Class B	1,297,575	40,619,693
Svenska Handelsbanken AB, Class A	543,291	7,088,661
		47,708,354
Switzerland–2.67%
Cie Financiere Richemont S.A.	81,543	15,653,507
Nestle S.A.	101,417	9,313,654
Roche Holding AG	20,827	6,935,047
		31,902,208
Taiwan–7.73%
E Ink Holdings, Inc.	2,342,000	18,606,891
MediaTek, Inc.	406,000	17,608,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	200,488	55,994,293
		92,209,289
Thailand–0.95%
Bangkok Dusit Medical Services PCL, Foreign Shares	17,894,200	11,304,783
United Kingdom–10.43%
AstraZeneca PLC	115,835	17,746,037
BAE Systems PLC	942,409	26,233,290
Barclays PLC	4,469,373	22,996,350
Shares		Value
United Kingdom–(continued)
Haleon PLC	1,982,239	$8,920,428
London Stock Exchange Group PLC	62,764	7,197,967
RELX PLC	367,725	17,569,460
Shell PLC	407,357	14,518,608
Weir Group PLC (The)	250,840	9,252,812
		124,434,952
United States–4.65%
Broadcom, Inc.	41,136	13,571,178
CRH PLC	66,035	7,917,596
ICON PLC(a)	102,551	17,946,425
Linde PLC	33,876	16,091,100
		55,526,299
Total Common Stocks & Other Equity Interests (Cost $811,328,251)		1,161,499,935
Money Market Funds–2.97%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(c)(d)	12,587,206	12,587,206
Invesco Treasury Portfolio, Institutional Class, 3.99%(c)(d)	22,872,407	22,872,407
Total Money Market Funds (Cost $35,459,613)		35,459,613
TOTAL INVESTMENTS IN SECURITIES—100.32% (Cost $846,787,864)		1,196,959,548
OTHER ASSETS LESS LIABILITIES–(0.32)%		(3,806,906)
NET ASSETS–100.00%		$1,193,152,642
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
September 30, 2025 was $10,591,019, which represented less than 1% of the Fund’s Net Assets.

(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,191,752	$114,056,849	$(106,661,395)	$-	$-	$12,587,206	$343,903
Invesco Treasury Portfolio, Institutional Class	9,137,992	211,819,864	(198,085,449)	-	-	22,872,407	617,768
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	133,255,394	(133,255,394)	-	-	-	163,781*
Invesco Private Prime Fund	-	281,073,672	(281,078,751)	-	5,079	-	462,068*
Total	$14,329,744	$740,205,779	$(719,080,989)	$-	$5,079	$35,459,613	$1,587,520

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$23,889,648	$—	$23,889,648
Belgium	—	13,064,015	—	13,064,015
Brazil	22,016,864	—	—	22,016,864
Canada	78,107,479	—	—	78,107,479
China	27,724,358	79,677,918	—	107,402,276
Denmark	—	7,887,692	—	7,887,692
France	—	137,748,912	—	137,748,912
Germany	—	52,529,888	—	52,529,888
Hong Kong	—	38,705,950	—	38,705,950
India	21,259,203	23,622,340	—	44,881,543
Indonesia	14,877,789	—	—	14,877,789
Ireland	9,706,102	—	—	9,706,102
Israel	7,713,612	—	—	7,713,612
Italy	—	25,939,489	—	25,939,489
Japan	819,196	128,103,055	—	128,922,251
Mexico	8,848,609	—	—	8,848,609
Netherlands	—	27,089,439	—	27,089,439
Singapore	—	12,529,835	—	12,529,835
South Korea	—	25,969,015	—	25,969,015
Spain	—	10,583,642	—	10,583,642
Sweden	—	47,708,354	—	47,708,354
Switzerland	—	31,902,208	—	31,902,208
Taiwan	55,994,293	36,214,996	—	92,209,289
Thailand	—	11,304,783	—	11,304,783
United Kingdom	—	124,434,952	—	124,434,952
United States	55,526,299	—	—	55,526,299
Money Market Funds	35,459,613	—	—	35,459,613
Total Investments	$338,053,417	$858,906,131	$—	$1,196,959,548
Invesco V.I. EQV International Equity Fund